INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Corporate tax	23.00%
Valuation allowance of net deferred tax assets	$ 522	$ (54,730)	$ 0
Valuation allowance		(60,129)
Valuation allowance	$ 4,770	$ 4,248	$ 64,377	$ 66,815
Statutory rate	23.00%	23.00%	23.00%
Subsidiaries outside Israel [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Corporate tax	15.00%
Subsidiaries outside Israel [Member] | Maximum [Member]
Income Tax Contingency [Line Items]
Corporate tax	30.00%
Subsidiary in U.S. [Member]
Income Tax Contingency [Line Items]
Accumulated tax loss carryforward	$ 195,000
Subsidiary in state [Member]
Income Tax Contingency [Line Items]
Accumulated tax loss carryforward	$ 161,000
Regulations [Member]
Income Tax Contingency [Line Items]
Corporate tax	7.50%